10. Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current Assets Held For Sale
Balance at beginning of year		R$ 1,580,496	R$ 1,598,367	R$ 1,507,548
Loan repayments - repossession of assets		445,173	735,864	785,139
Capital Increase in Companies held for sale	[1]		55,245	0
Additions / disposals (net) due to change in the scope of consolidation	[2]		0	(130,713)
Sales		(663,067)	(80,898)	(563,607)
Final balance, gross		1,362,602	1,580,496	1,598,367
Impairment losses	[3]	R$ (269,693)	R$ (255,161)	R$ (218,136)
Impairment as a percentage of foreclosed assets		19.79%	16.14%	13.65%
Balance at end of year		R$ 1,092,909	R$ 1,325,335	R$ 1,380,231

[1]	On September 20, 2019, Santander Holding Imobiliaria completed the acquisition of the company Summer Empreendimentos Ltda, ("Summer"), whose main asset is a branch located on Avenida Faria Lima in the city of Sao Paulo, for the amount of R$45,245. At the conclusion of the transaction, a structured plan for the sale of this company to a third party was formalized in the short term, In December 2019, Santander Holding Imobiliaria carried out a capital increase in Summer in the amount of R$ 10,000.
[2]	On June 30, 2018, Banco Santander management reevaluated its strategy on investing in Real TJK Empreendimento Imobiliario SA (currently called Rojo Entretenimento SA), a company that owns Teatro Santander, and decided to transfer the non-assets item - currents held for sale for investments in associates and controlled companies (Note 11).
[3]	In 2020, it includes the amount of R$24,751 (2019 - R$251,945 e 2018 - R$159,120) of provisions for devaluations on properties and R$122 (2019 - R$3,216) of provisions for devaluations on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, recorded as a provision for losses due to non-recovery (Impairment).